Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding, beginning of period (in shares)	5,369	4,602
Options granted (in shares)	357	1,458
Options exercised (in shares)	(141)	(440)
Options canceled (in shares)	(18)	(251)
Outstanding, end of period (in shares)	5,567	5,369	4,602
Weighted average exercise price
Outstanding, beginning of period (in dollars per share)	$ 1.09	$ 0.87
Options granted (in dollars per share)	9.71	1.69
Options exercised (in dollars per share)	0.88	0.76
Options canceled (in dollars per share)	1.50	1.15
Outstanding, end of period (in dollars per share)	$ 1.65	$ 1.09	$ 0.87
Outstanding, Weighted average remaining contractual term (years)	7 years 2 months 12 days	7 years 4 months 24 days	8 years 2 months 12 days
Outstanding, Aggregate intrinsic value	$ 174,883	$ 29,863	$ 1,214
Aggregate intrinsic value (in dollars per share)	$ 33.06
Options exercisable at end of period
Number of shares	2,707
Weighted average exercise price (in dollars per share)	$ 0.88
Weighted average remaining contractual term (years)	6 years 7 months 6 days
Aggregate intrinsic value	$ 87,093
Options vested as of end of period and expected to vest after end of period
Number of shares	4,624
Weighted average exercise price (in dollars per share)	$ 1.65
Weighted average remaining contractual term (years)	7 years 8 months 12 days
Aggregate intrinsic value	$ 145,939